Stock Options and Warrants - Stock Options - Additional Information (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2009	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock options		$ 807		$ 977	$ 1,864
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period		2 years 5 months 27 days		2 years 2 months 12 days	1 year 7 months 6 days
Stock-based compensation expense		$ 250	$ 347	$ 1,418	$ 1,693
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted							15,000,000
Expiry of options		10 years		10 years
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted						18,000,000
Expiry of options		10 years		10 years
Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options		10 years		10 years
Options granted to employees, directors and consultants	10,257,593
Award vesting terms		50 months		50 months
2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted to employees, directors and consultants		1,524,000		6,324,000	1,491,500
2006 Plan and 2010 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options		10 years
2006 Plan and 2010 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options				10 years